Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Vessels and equipment, accumulated depreciation	$ 76,200	$ 59,700
Deferred drydock expenditure, accumulated amortization	7,800	6,000
Accumulated Depreciation Depletion And Amortization Leasehold Improvements	42
Other non-current assets, accumulated depreciation	$ 400	$ 200
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	33,575,611	26,329,711
Common stock, shares outstanding (in shares)	33,089,864	26,210,311
Treasury stock, shares issued (in shares)	485,747	119,400